Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,834,578.10

Principal:
Principal Collections	$22,608,905.40
Prepayments in Full	$14,354,568.79
Liquidation Proceeds	$397,008.56
Recoveries	$35,192.33
Sub Total	$37,395,675.08
Collections	$40,230,253.18

Purchase Amounts:
Purchase Amounts Related to Principal	$220,892.24
Purchase Amounts Related to Interest	$1,515.13
Sub Total	$222,407.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,452,660.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,452,660.55
Servicing Fee	$728,118.69	$728,118.69	$0.00	$0.00	$39,724,541.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,724,541.86
Interest - Class A-2 Notes	$44,043.24	$44,043.24	$0.00	$0.00	$39,680,498.62
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$39,367,856.12
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$39,220,817.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,220,817.62
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$39,153,343.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,153,343.87
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$39,103,358.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,103,358.04
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$39,040,218.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,040,218.04
Regular Principal Payment	$35,589,216.82	$35,589,216.82	$0.00	$0.00	$3,451,001.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,451,001.22
Residual Released to Depositor	$0.00	$3,451,001.22	$0.00	$0.00	$0.00
Total		$40,452,660.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,589,216.82
Total					$35,589,216.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,589,216.82	$65.92	$44,043.24	$0.08	$35,633,260.06	$66.00
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$35,589,216.82	$22.10	$684,323.82	$0.43	$36,273,540.64	$22.53

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$110,108,099.17	0.2039417	$74,518,882.35	0.1380235
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$832,278,099.17	0.5169204	$796,688,882.35	0.4948163

Pool Information
Weighted Average APR	3.975%	3.966%
Weighted Average Remaining Term	42.42	41.58
Number of Receivables Outstanding	48,575	47,345
Pool Balance	$873,742,430.52	$835,868,240.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$837,153,249.08	$800,995,919.41
Pool Factor	0.5307641	0.5077570

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$12,538,023.61
Yield Supplement Overcollateralization Amount	$34,872,321.42
Targeted Overcollateralization Amount	$39,179,358.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,179,358.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$292,774.92
(Recoveries)		53	$35,192.33
Net Losses for Current Collection Period			$257,582.59
Cumulative Net Losses Last Collection Period			$3,673,627.64
Cumulative Net Losses for all Collection Periods			$3,931,210.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	435	$9,465,078.76
61-90 Days Delinquent	0.13%	47	$1,068,700.32
91-120 Days Delinquent	0.04%	16	$358,686.44
Over 120 Days Delinquent	0.05%	18	$423,871.39
Total Delinquent Receivables	1.35%	516	$11,316,336.91

Repossession Inventory:
Repossessed in the Current Collection Period		31	$718,644.61
Total Repossessed Inventory		41	$961,780.91

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5906%
Preceding Collection Period			0.2409%
Current Collection Period			0.3616%
Three Month Average			0.3977%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1383%
Preceding Collection Period			0.1276%
Current Collection Period			0.1711%
Three Month Average			0.1457%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer